Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income before Income Taxes and Equity in Net Income

The income before income taxes and equity in net income of an affiliated company and income tax expense (benefit) for the years ended March 31, 2012, 2013 and 2014 consisted of the following:

	Millions of Yen
	2012	2013	2014
Income before income taxes and equity in income of an affiliated company:
Japan	¥31,066	¥18,385	¥2,297
Foreign	8,960	3,530	6,931

Total	¥40,026	¥21,915	¥9,228

Income taxes—Current:
Japan	¥12,538	¥8,736	¥2,394
Foreign	1,579	363	2,301

Total	¥14,117	¥9,099	¥4,695

Income taxes—Deferred:
Japan	¥2,574	¥21	¥641
Foreign	250	(647)	(5)

Total	¥2,824	¥(626)	¥636

Significant Components of Total Income Taxes

The significant components of total income taxes for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Millions of Yen
	2012	2013	2014
Income taxes on continuing operations before equity in net income of an affiliated company and net income attributable to the noncontrolling interest—exclusive of the effects of other components listed below	¥16,512	¥8,473	¥4,438
Adjustments of deferred tax assets and liabilities for enacted changes in tax laws and rates in Japan	429	—	893

Total	¥16,941	¥8,473	¥5,331
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(0)	44	28
Foreign currency translation adjustment	43	16	(8)
Pension liability adjustment	196	2	1

Total income taxes	¥17,180	¥8,535	¥5,352

Reconciliations of Differences between Statutory Income Tax Rates and Effective Income Tax Rates

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2012	2013	2014
Statutory income tax rate	40.9%	38.0%	38.0%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.0	1.3	2.8
Non-taxable income	(0.1)	(0.1)	(0.1)
Change in valuation allowance	(1.7)	(2.4)	(1.6)
Adjustment of estimated income tax accruals	(0.5)	0.4	(2.5)
Unrecognized tax benefits	0.0	2.2	0.6
Tax credit, principally research	(1.1)	(1.2)	(5.1)
Effect of tax law changes	1.1	—	7.5
Impairment charges for goodwill, nondeductible	—	—	8.4
The difference between the current statutory tax rate and the future statutory rate	1.9	(0.4)	2.6
Non-deductible local taxes	1.5	2.3	5.2
Other, net	(0.7)	(1.4)	2.0

Effective income tax rate	42.3%	38.7%	57.8%

Effects of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2013 and 2014 are as follows:

	Millions of Yen
	2013	2014
Deferred tax assets:
Accrued enterprise taxes	¥665	¥(34)
Accrued expenses	3,814	3,333
Accrued pension and severance costs	548	504
Allowance for doubtful accounts	343	222
Inventories	15,377	14,439
Net operating loss carryforwards	14,440	12,187
Property and equipment basis differences	3,697	3,532
Asset retirement obligations	1,236	1,294
Deferred revenue	414	1,156
Investments in affiliate	1,335	1,334
Other	2,706	2,353

Gross deferred tax assets	44,575	40,320
Less valuation allowance	(9,487)	(7,095)

Total deferred tax assets	35,088	33,225
Deferred tax liabilities:
Intangible assets	(14,634)	(13,573)
Investments in subsidiaries	(1,139)	(1,169)
Other	(1,486)	(927)

Gross deferred tax liabilities	(17,259)	(15,669)

Net deferred tax assets	¥17,829	¥17,556

Net Deferred Tax Assets Included in Consolidated Balance Sheets

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen
	2013	2014
Current assets:
Deferred income taxes, net	¥20,749	¥18,773
Investments and other assets:
Deferred income taxes, net	1,875	1,913
Current liabilities:
Other current liabilities, net	(371)	(78)
Long-term liabilities:
Deferred income taxes, net	(4,424)	(3,052)

Net deferred tax assets	¥17,829	¥17,556

Summary of Operating Loss Carryforwards

At March 31, 2014, KONAMI had operating loss carryforwards aggregating approximately ¥42,942 million, which will expire as follows:

Millions of Yen
Year ending March 31
2015	¥657
2017	4,660
2018	9,241
2019	12,025
2020	3,122
2021	8,653
2022	2,326
2023 and thereafter	2,258

Total	¥42,942

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen
	2012	2013	2014
Balance at beginning of year	—	¥1,006	—
Additions for tax positions of prior years	¥1,006	2,331	¥51
Settlements with taxing authorities	—	¥(3,337)	—

Balance at end of year	¥1,006	—	¥51